UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2006
                                               ---------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                 ----------------------
     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Emigrant Agency, Inc.
Address:             6 East 43rd  Street
                     New York, New York 10017

Form 13F File Number: 28-11294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John R. Hart
Title:         Executive Vice President
               Phone: 212-850-4831

Signature, Place, and Date of Signing:

      /s/ John R. Hart       New York, New York     November 8, 2006
      -----------------      -------------------    -------------------
      [Signature]            [City, State]          [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F   File Number            Name

             28-11281                      Emigrant Bancorp, Inc.
             ----------------------        -----------------------
             [Repeat as necessary.]